Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Comprehensive Income (Loss)
Net revenue	$ 625,162	$ 541,343	$ 441,372
Cost of revenue (exclusive of depreciation and amortization, stated separately below):
Compensation	229,601	183,817	164,552
Other costs of revenue	22,167	20,800	14,536
Total cost of revenue	251,768	204,617	179,088
Selling, general and administrative expenses (exclusive of depreciation and amortization, stated separately below):
Compensation	97,123	70,802	49,777
Other selling, general and administrative expenses	59,561	65,943	42,760
Total selling, general and administrative expenses	156,684	136,745	92,537
Depreciation and amortization of property and equipment	20,151	12,695	7,416
Amortization of intangible assets	60,818	61,467	52,355
Transaction-related expenses	1,788	1,469	5,745
Impairment of intangible assets		27,826	74,034
Total operating expenses	491,209	444,819	411,175
Operating income	133,953	96,524	30,197
Other expense (income):
Interest expense	48,653	65,561	51,717
Loss on extinguishment of debt	16,417	4,084	21,524
Other non-operating (income) expense	(939)	(826)	(415)
Total other expense (income)	64,131	68,819	72,826
Income (loss) from continuing operations before income taxes	69,822	27,705	(42,629)
Income tax expense (benefit)	20,970	14,401	(16,804)
Income (loss) from continuing operations	48,852	13,304	(25,825)
Gain on discontinued operations, net of tax		559
Net income (loss)	48,852	13,863	(25,825)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	(923)	(667)	(1,293)
Change in available-for-sale securities		3
Change in fair value of derivative instruments	(366)	(2,345)	(623)
Total other comprehensive (loss) income	(1,289)	(3,009)	(1,916)
Comprehensive income (loss)	$ 47,563	$ 10,854	$ (27,741)
Earnings (loss) per share from continuing operations:
Basic (in dollars per share)	$ 0.57	$ 0.17	$ (0.40)
Diluted (in dollars per share)	0.55	0.17	(0.40)
Earnings per share from discontinued operations:
Basic (in dollars per share)		0.01
Diluted (in dollars per share)		0.01
Total earnings (loss) per share:
Basic (in dollars per share)	0.57	0.18	(0.40)
Diluted (in dollars per share)	$ 0.55	$ 0.18	$ (0.40)